Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2013		December 31,2012
	RMB	US$	RMB
Buildings	101,027	16,688	46,280
Plant and equipment	735,831	121,551	453,518
Computer equipment	2,367	391	2,056
Furniture and fixtures	12,201	2,015	9,027
Motor vehicles	2,093	346	2,094
	853,519	140,991	512,975
Less: accumulated depreciation	(328,742)	(54,304)	(279,640)
	524,777	86,687	233,335

All of the Group’s buildings are located in the PRC. As of December 31, 2013 and 2012, property, plant and equipment plus land use rights with carrying value totaling RMB262,809 (US$43,413) and RMB231,501 respectively were pledged to banks as collateral for short-term bank loans and credit limits (see Note 12).

Construction-in-progress represents capital expenditure in respect of the BOPET production line. The interest capitalization was RMB2,059 and RMB11,174 during the years ended December 31, 2013 and 2012, respectively.